Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
EXPENSES
Accounting, Audit and Legal	CAD 23,593	CAD 9,800	CAD 43,193	CAD 27,600
Amortization		31		92
Consulting Expense	63,094	30,000	108,094	64,450
Investor Relations Expense			631
Filing and Transfer Agent Fees	1,592		9,458	7,522
Management Fees	30,000	15,000	75,000	45,000
Marketing	86,564
Administration Expenses			16
Bank Charges and Interest	449	84	975	1,047
Project Development Costs	56,708	39,249	60,782	145,904
Total expenses	262,000	96,671	384,713	291,615
PROFIT (LOSS) BEFORE OTHER ITEMS	(262,000)	(96,671)	(384,713)	(291,615)
Foreign Exchange (Loss) Gain	15,528	(6,086)	37,326	23,243
Gain on Settlement of Debt			514
Coin Development Fee Income				188,515
NET PROFIT (LOSS) FOR THE PERIOD	(246,472)	(102,757)	(346,873)	(79,857)
Other Comprehensive Income
NET COMPREHENSIVE LOSS FOR THE PERIOD	CAD (246,472)	CAD (102,757)	CAD (346,873)	CAD (79,857)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	43,777,782	10,100,019	43,777,782	10,100,019
BASIC AND DILUTED LOSS PER SHARE	CAD (0.006)	CAD (0.010)	CAD (0.008)	CAD (0.008)